Bank Loans and Notes Payable - Detailed Information About Borrowings (Detail) $ in Millions		Jun. 30, 2020 USD ($)		Jun. 30, 2020 MXN ($)	Feb. 15, 2020	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 13,590			$ 882	[1]
Long term debt				77,696			69,095	[1]
Current portion of long term debt		$ 158,000,000	[2]	3,657			10,603	[1]
Long-term debt				$ 74,039			58,492	[1]
Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		2.75%		2.75%	4.63%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 1,982			419	[1]
Long term debt				65,048			57,634	[1]
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				11,608			463	[1]
Long term debt				12,648			11,461	[1]
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			3,748
Long term debt	[1]			638
Current portion of long term debt	[1]			638
Long-term debt	[1]			0
Not later than one year [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			790
Long term debt	[1]			558
Not later than one year [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			2,958
Long term debt	[1]			80
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			9,842
Long term debt	[1]			3,438
Current portion of long term debt	[1]			3,019
Long-term debt	[1]			419
Later than one year and not later than two years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			1,192
Long term debt	[1]			3,410
Later than one year and not later than two years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			8,650
Long term debt	[1]			28
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			1,541
Current portion of long term debt	[1]			0
Long-term debt	[1]			1,541
Later than two years and not later than three years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			59
Later than two years and not later than three years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			1,482
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			7,541
Current portion of long term debt	[1]			0
Long-term debt	[1]			7,541
Later than three years and not later than four years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			7,541
Later than three years and not later than four years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			0
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			25
Current portion of long term debt	[1]			0
Long-term debt	[1]			25
Later than four years and not later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			25
Later than four years and not later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			0
Long term debt	[1]			0
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				0
Long term debt				64,513
Current portion of long term debt				0
Long-term debt				64,513
Later than five years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				0
Long term debt				53,455
Later than five years [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				0
Long term debt	[1]			11,058
Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 473			$ 126	[1]
Interest rate		37.66%		37.66%		63.50%	63.50%	[1]
Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0		$ 32
Interest rate		0.00%		0.00%		54.30%	54.30%	[1]
Argentina, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 473
Interest rate		37.66%		37.66%
Argentina, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
Argentina, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 41,962			$ 37,575	[1]
Interest rate		3.57%		3.57%		4.48%	4.48%	[1]
United States of America, Dollars [member] | Not later than one year [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
United States of America, Dollars [member] | Later than five years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 41,962
Interest rate		3.57%		3.57%
Colombia, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 873			$ 230	[1]
Interest rate		4.97%		4.97%		4.37%	4.37%	[1]
Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 458			$ 431	[1]
Interest rate		3.06%		3.06%		4.66%	4.66%	[1]
Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0		$ 402,000,000
Interest rate		0.00%		0.00%		5.61%	5.61%	[1]
Colombia, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 244
Interest rate		4.37%		4.37%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 458
Interest rate		3.06%		3.06%
Colombia, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 629
Interest rate		5.20%		5.20%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
Colombia, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 215			$ 309
Interest rate		6.13%		6.13%		6.05%	6.05%	[1]
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 133,000,000				$ 242,000,000
Interest rate		7.85%		7.85%		7.82%	7.82%	[1]
Brazil, Brazil Real [member] | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 45
Interest rate		5.95%		5.95%
Brazil, Brazil Real [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	$ 80,000,000
Interest rate		7.45%		7.45%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 34
Interest rate		6.06%		6.06%
Brazil, Brazil Real [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	$ 28,000,000
Interest rate		8.45%		8.45%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 59
Interest rate		6.02%		6.02%
Brazil, Brazil Real [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]	$ 25,000,000
Interest rate		8.44%		8.44%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 44
Interest rate		6.16%		6.16%
Brazil, Brazil Real [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 25
Interest rate		6.59%		6.59%
Brazil, Brazil Real [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Brazil, Brazil Real [member] | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 8
Interest rate		6.62%		6.62%
Brazil, Brazil Real [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 21,481			$ 18,484	[1]
Interest rate		7.00%		7.00%		6.95%	6.95%	[1]
Mexico, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 11,150			$ 0	[1]
Interest rate		6.75%		6.75%		0.00%	0.00%	[1]
Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,335			$ 9,358	[1]
Interest rate		6.05%		6.05%		8.20%	8.20%	[1]
Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 3,180			$ 1,459	[1]
Interest rate		5.77%		5.77%		7.99%	7.99%	[1]
Mexico, Pesos [member] | Not later than one year [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 2,500
Interest rate		5.79%		5.79%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Not later than one year [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 2,499
Interest rate		8.27%		8.27%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 8,650
Interest rate		7.03%		7.03%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than one year and not later than two years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than two years and not later than three years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 1,457
Interest rate		5.86%		5.86%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 7,497
Interest rate		5.46%		5.46%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than three years and not later than four years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than four years and not later than five years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than five years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 11,485
Interest rate		7.73%		7.73%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 9,335
Interest rate		6.05%		6.05%
Mexico, Pesos [member] | Later than five years [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 1,723
Interest rate		5.69%		5.69%
Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 636				$ 63
Interest rate		15.59%		15.59%		11.59%	11.59%	[1]
Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,390			$ 1,266	[1]
Interest rate		10.54%		10.54%		10.01%	10.01%	[1]
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]	$ 73
Interest rate		13.16%		13.16%
Uruguay, Pesos | Not later than one year [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[1]			$ 513
Interest rate		10.15%		10.15%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 563
Interest rate		15.90%		15.90%
Uruguay, Pesos | Later than one year and not later than two years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[1]			$ 877
Interest rate		10.77%		10.77%
Uruguay, Pesos | Later than two years and not later than three years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than two years and not later than three years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than three years and not later than four years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than three years and not later than four years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than four years and not later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than four years and not later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	[1]			$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than five years [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
Uruguay, Pesos | Later than five years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 13,590
Long term debt				80,729
Current portion of long term debt				0
Long-term debt				80,729
At fair value [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				1,982
Long term debt				67,983
At fair value [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				11,608
Long term debt				12,746
At fair value [member] | Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 473
Interest rate		0.00%		0.00%
At fair value [member] | Argentina, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | United States of America, Dollars [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 43,894
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 873
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 458
Interest rate		0.00%		0.00%
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 0
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 215
Interest rate		0.00%		0.00%
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt		$ 133,000,000
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 22,484
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 11,150
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 9,400
Interest rate		0.00%		0.00%
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 3,213
Interest rate		0.00%		0.00%
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 636
Interest rate		0.00%		0.00%
At fair value [member] | Uruguay, Pesos | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,390
Interest rate		0.00%		0.00%

[1]	All interest rates shown in this table are weighted average contractual annual rates.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3